Related party transactions - Financial Transactions With Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity securities
Fair value	$ 222	$ 7,317
Loans	5,268,743	5,194,908
Deposits	13,870,223	13,250,084
Asset management	29,853	29,225	$ 28,721
Custody and other administration services	15,232	13,845	12,868
Wholly-owned subsidiary
Equity securities
Fair value	0	7,081
Unrealized gain	0	2,531
Loans	10,489	12,939
Deposits	441	423
Asset Management Arrangement | Wholly-owned subsidiary
Equity securities
Loans	0	2,518
Deposits	22,346	26,541
Asset management	5,217	7,131	10,273
Custody and other administration services	622	1,108	1,452
Other non-interest income	$ 6	$ 729	$ 1,458